INVENTORIES, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Total Inventory allowance, net	$ 64,560,000	$ 17,545,153
Gold [Member]
Inventory [Line Items]
Total Inventory allowance, net	64,560,000
Diamonds [Member]
Inventory [Line Items]
Total Inventory allowance, net		17,178,241
Platinum [Member]
Inventory [Line Items]
Total Inventory allowance, net		$ 366,912